Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
March 31, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Principal Value
U.S. Treasury Bills – 100.5%
U.S. Treasury Bill, 5.40%, 4/2/2024(a) ......................................... $ 35,300,000 $ 35,294,886
U.S. Treasury Bill, 5.39%, 4/16/2024(a) ........................................ 94,400,000 94,192,930
U.S. Treasury Bill, 5.39%, 4/30/2024(a) ........................................ 200,000 199,153
U.S. Treasury Bill, 5.39%, 6/20/2024(a) ........................................ 30,000,000 29,652,567
U.S. Treasury Bill, 5.40%, 6/25/2024(a) ........................................ 1,200,000 1,185,361
Total U.S. Treasury Bills (Cost $160,523,260) ....................................... 160,524,897
Total Investments – 100.5%
(Cost $160,523,260) ........................................................... $ 160,524,897
Liabilities in Excess of Other Assets – (0.5)% ......................................... (824,071)
Net Assets – 100.0% ............................................................ $ 159,700,826
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 100.5%
Total Investments ................................................................................ 100.5%
Liabilities in Excess of Other Assets .................................................................. (0.5)%
Net Assets ..................................................................................... 100.0%
At March 31, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
BNP Custom Global Long Equity
Index* 8/5/2024 2.51%(c) BNP Paribas (161,328,195) $ 1,117,906
BNP Custom Global Short Equity
Index* 8/5/2024 (3.13)%(c) BNP Paribas 161,534,637 (1,511,494)
Goldman Sachs Custom Global
Long Equity Index* 3/28/2025 0.30%(c) Goldman Sachs (161,550,936) 637,532
Goldman Sachs Custom Global
Short Equity Index* 3/28/2025 –%(c) Goldman Sachs 161,413,205 (1,028,544)
$ (784,600)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

* The following table shows the individual positions and related values of the securities within the BNP Custom Global Long
Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Basic Materials
Air Liquide SA .................................................. 2,011 $ 2,882 0.26%
Albemarle Corp. ................................................ 1,407 1,275 0.11%
BHP Group Ltd ................................................. 4,158 826 0.07%
BlueScope Steel Ltd ............................................. 42,430 4,543 0.41%
Boliden AB ..................................................... 19,613 3,752 0.34%
Brenntag SE ................................................... 5,120 2,972 0.27%
Cleveland-Cliffs Inc .............................................. 35,216 5,510 0.49%
Covestro AG, 144A .............................................. 1,702 641 0.06%
Eastman Chemical Co ........................................... 2,087 1,439 0.13%
Glencore PLC .................................................. 47,678 1,804 0.16%
Holmen AB, Class B ............................................. 4,209 1,179 0.10%
International Paper Co ........................................... 2,100 564 0.05%
Mosaic Co/The ................................................. 6,606 1,476 0.13%
Nissan Chemical Corp ........................................... 2,928 761 0.07%
Norsk Hydro ASA ............................................... 87,273 3,289 0.29%
Novozymes A/S, Class B ......................................... 14,400 5,815 0.52%
Rio Tinto Ltd ................................................... 16,076 8,787 0.79%
Rio Tinto PLC .................................................. 25,884 11,288 1.01%
Sumitomo Metal Mining Co Ltd ..................................... 47,478 9,679 0.87%
voestalpine AG ................................................. 3,249 628 0.06%
Yara International ASA ........................................... 17,735 3,858 0.34%
72,968
Communications
Elisa Oyj ...................................................... 2,530 778 0.07%
Expedia Group Inc .............................................. 1,864 1,767 0.16%
FactSet Research Systems, Inc. .................................... 188 589 0.05%
Juniper Networks Inc ............................................. 14,846 3,786 0.34%
KDDI Corp ..................................................... 19,449 3,952 0.35%
Koninklijke KPN NV .............................................. 202,538 5,218 0.47%
Meta Platforms Inc, Class A ....................................... 2,223 7,428 0.66%
News Corp, Class A ............................................. 45,111 8,126 0.73%
Nippon Telegraph & Telephone Corp ................................ 182,723 1,496 0.13%
Pinterest Inc, Class A ............................................ 2,293 547 0.05%
Rogers Communications Inc, Class B ............................... 2,807 792 0.07%
Spark New Zealand Ltd. .......................................... 28,479 558 0.05%
Tele2 AB, Class B ............................................... 56,386 3,190 0.29%
Telefonaktiebolaget LM Ericsson, Class B ............................ 17,775 659 0.06%
Telenor ASA .................................................... 29,876 2,289 0.20%
Trend Micro Inc/Japan ........................................... 20,540 7,160 0.64%
VeriSign Inc .................................................... 8,457 11,028 0.99%
Vodafone Group PLC ............................................ 96,782 593 0.05%
Wolters Kluwer NV .............................................. 10,312 11,129 1.00%
WPP PLC ..................................................... 27,852 1,824 0.16%
72,909

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Cyclical
adidas AG ..................................................... 5,682 $ 8,743 0.78%
Aristocrat Leisure Ltd. ............................................ 21,771 4,202 0.38%
Bandai Namco Holdings Inc ....................................... 10,585 1,347 0.12%
BorgWarner Inc ................................................. 2,579 616 0.06%
Burlington Stores Inc ............................................. 372 594 0.05%
Canadian Tire Corp Ltd, Class A .................................... 844 579 0.05%
Chipotle Mexican Grill Inc, Class A .................................. 136 2,714 0.24%
Darden Restaurants Inc .......................................... 4,015 4,618 0.41%
Deckers Outdoor Corp ........................................... 274 1,772 0.16%
Dick's Sporting Goods, Inc. ........................................ 665 1,028 0.09%
Evolution AB, 144A .............................................. 6,339 5,428 0.49%
Ferrari NV ..................................................... 1,092 3,279 0.29%
Genuine Parts Co ............................................... 1,534 1,635 0.15%
Gildan Activewear, Inc., Class A .................................... 2,219 567 0.05%
H & M Hennes & Mauritz AB, Class B ............................... 33,482 3,762 0.34%
Hasbro, Inc. .................................................... 3,294 1,281 0.11%
Hilton Worldwide Holdings Inc ..................................... 2,557 3,753 0.34%
Iida Group Holdings Co Ltd ........................................ 12,368 1,098 0.10%
InterContinental Hotels Group ..................................... 820 588 0.05%
Isuzu Motors Ltd. ................................................ 93,154 8,638 0.77%
Jardine Cycle & Carriage Ltd ...................................... 11,407 1,406 0.13%
Koito Manufacturing Co. Ltd. ...................................... 62,807 5,812 0.52%
La Francaise des Jeux SAEM, 144A ................................ 3,966 1,114 0.10%
Lear Corp. ..................................................... 11,346 11,311 1.01%
Lennar Corp, Class A ............................................ 7,438 8,801 0.79%
Lululemon Athletica Inc ........................................... 2,250 6,048 0.54%
Mazda Motor Corp .............................................. 14,837 1,189 0.11%
McDonald's Corp ................................................ 922 1,789 0.16%
McDonald's Holdings Co Japan Ltd ................................. 1,820 563 0.05%
NIKE Inc, Class B ............................................... 1,095 708 0.06%
Nintendo Co Ltd ................................................ 9,118 3,424 0.31%
Panasonic Holdings Corp ......................................... 169,783 11,106 0.99%
Pandora A/S ................................................... 3,488 3,874 0.35%
Persimmon PLC ................................................ 36,936 4,225 0.38%
Rational AG .................................................... 196 1,161 0.10%
Ross Stores, Inc. ................................................ 10,937 11,045 0.99%
Sands China Ltd. ................................................ 267,581 5,188 0.46%
Sekisui House Ltd. .............................................. 61,401 9,588 0.86%
Sumitomo Corp ................................................. 19,772 3,264 0.29%
Taylor Wimpey PLC .............................................. 46,544 554 0.05%
TJX Cos Inc/The ................................................ 15,939 11,123 0.99%
USS Co Ltd .................................................... 30,689 1,744 0.16%
Volvo AB, Class B ............................................... 4,533 846 0.08%
Whitbread PLC ................................................. 1,955 563 0.05%
Wynn Resorts Ltd ............................................... 1,337 941 0.08%
Yamaha Motor Co Ltd ............................................ 9,357 591 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Zensho Holdings Co Ltd .......................................... 12,164 $ 3,482 0.31%
167,702
Consumer, Non-cyclical
Adyen NV, 144A ................................................ 331 3,862 0.35%
Booz Allen Hamilton Holding Corp., Class A ........................... 2,405 2,456 0.22%
Cardinal Health Inc .............................................. 10,670 8,215 0.74%
Carlsberg AS, Class B ............................................ 5,022 4,723 0.42%
Ck Hutchison Holdings Ltd. ........................................ 113,662 3,778 0.34%
Clorox Co/The .................................................. 8,813 9,284 0.83%
Coca-Cola Co. (The) ............................................. 1,363 574 0.05%
Cochlear Ltd ................................................... 3,645 5,522 0.49%
Coloplast A/S, Class B ........................................... 603 561 0.05%
Corteva Inc .................................................... 7,490 2,972 0.27%
Darling Ingredients Inc ........................................... 7,389 2,365 0.21%
Demant A/S .................................................... 3,455 1,181 0.11%
Dexcom, Inc. ................................................... 10,807 10,314 0.92%
Diageo PLC .................................................... 2,212 563 0.05%
Edenred SE .................................................... 15,021 5,522 0.49%
Elevance Health Inc ............................................. 979 3,495 0.31%
Essity AB, Class B ............................................... 31,104 5,088 0.46%
Experian PLC .................................................. 2,000 600 0.05%
Gartner Inc .................................................... 285 936 0.08%
General Mills, Inc. ............................................... 1,285 619 0.06%
Genmab A/S ................................................... 3,229 6,706 0.60%
Getinge AB, Class B ............................................. 19,025 2,637 0.24%
Henkel AG & Co KGaA ........................................... 1,563 865 0.08%
Hershey Co. (The) ............................................... 427 571 0.05%
Hologic Inc ..................................................... 11,606 6,226 0.56%
Humana, Inc. ................................................... 683 1,629 0.15%
IDP Education Ltd ............................................... 47,677 3,835 0.34%
Imperial Brands PLC ............................................. 3,933 605 0.05%
Lamb Weston Holdings, Inc. ....................................... 5,869 4,302 0.38%
Lifco AB, Class B ................................................ 5,936 1,068 0.10%
MEIJI Holdings Co Ltd ........................................... 3,581 538 0.05%
Molina Healthcare, Inc. ........................................... 675 1,908 0.17%
Mowi ASA ..................................................... 16,997 2,145 0.19%
Nissin Foods Holdings Co Ltd ...................................... 31,059 5,890 0.53%
Novo Nordisk A/S, Class B ........................................ 3,321 2,917 0.26%
Ono Pharmaceutical Co Ltd ....................................... 54,624 6,153 0.55%
Orion Oyj, Class B ............................................... 5,858 1,505 0.13%
Orkla ASA ..................................................... 24,132 1,172 0.10%
RELX PLC ..................................................... 3,381 1,006 0.09%
ResMed Inc .................................................... 1,309 1,783 0.16%
Robert Half Inc ................................................. 11,590 6,322 0.57%
S&P Global Inc ................................................. 208 608 0.05%
Sonic Healthcare Ltd ............................................. 7,490 989 0.09%
Sysco Corp .................................................... 1,006 562 0.05%
Sysmex Corp ................................................... 4,686 573 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Tesco PLC ..................................................... 22,064 $ 569 0.05%
Unicharm Corp. ................................................. 32,303 7,079 0.63%
Verisk Analytics Inc, Class A ....................................... 6,967 11,300 1.01%
Vertex Pharmaceuticals Inc ....................................... 1,589 4,570 0.41%
158,663
Energy
Aker BP ASA ................................................... 15,580 2,667 0.24%
ARC Resources Ltd ............................................. 5,168 635 0.06%
Devon Energy Corp .............................................. 14,378 4,964 0.44%
Enphase Energy Inc ............................................. 734 611 0.06%
Equinor ASA ................................................... 41,217 7,489 0.67%
Hess Corp ..................................................... 9,149 9,609 0.86%
Inpex Corp ..................................................... 19,474 2,036 0.18%
Texas Pacific Land Corp .......................................... 1,192 4,746 0.42%
Vestas Wind Systems A/S ......................................... 43,485 8,364 0.75%
41,121
Financial
abrdn plc ...................................................... 53,763 659 0.06%
Aegon Ltd ..................................................... 165,643 6,956 0.62%
Allianz SE ..................................................... 5,381 11,111 0.99%
Allstate Corp. (The) .............................................. 5,388 6,415 0.57%
American Financial Group, Inc. ..................................... 7,302 6,857 0.61%
American International Group I ..................................... 2,474 1,331 0.12%
Ameriprise Financial Inc .......................................... 3,733 11,263 1.01%
Aon PLC, Class A ............................................... 1,814 4,166 0.37%
Arch Capital Group Ltd ........................................... 2,204 1,402 0.13%
Arthur J Gallagher & Co. .......................................... 1,536 2,643 0.24%
Assurant, Inc. .................................................. 1,712 2,218 0.20%
Bank of New York Mellon Corp. (The) ............................... 9,215 3,653 0.33%
Boston Properties Inc ............................................ 13,840 6,219 0.56%
Brookfield Corp, Class A .......................................... 22,793 6,568 0.59%
Canadian Apartment Properties, Class REIT .......................... 2,518 595 0.05%
CapitaLand Ascendas REIT ....................................... 103,990 1,469 0.13%
Cboe Global Markets, Inc. ........................................ 1,815 2,295 0.21%
Cincinnati Financial Corp. ......................................... 707 604 0.05%
Citizens Financial Group, Inc. ...................................... 18,744 4,680 0.42%
CK Asset Holdings Ltd ........................................... 87,339 2,473 0.22%
Danske Bank A/S ............................................... 2,692 554 0.05%
Dexus ........................................................ 16,540 587 0.05%
Discover Financial Services ....................................... 4,362 3,935 0.35%
DNB Bank ASA ................................................. 33,182 4,528 0.41%
Equitable Holdings Inc ........................................... 43,136 11,282 1.01%
Equity LifeStyle Properties, Inc. .................................... 1,569 695 0.06%
Everest Group Ltd ............................................... 1,074 2,937 0.26%
Fairfax Financial Holdings Ltd. ..................................... 75 560 0.05%
Gjensidige Forsikring ASA ........................................ 5,931 592 0.05%
Globe Life Inc .................................................. 13,824 11,069 0.99%
GLP J-Reit, Class REIT .......................................... 677 3,903 0.35%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Financial (continued)
Great-West Lifeco Inc ............................................ 5,126 $ 1,129 0.10%
Hargreaves Lansdown PLC ....................................... 8,946 572 0.05%
Hartford Financial Services Group Inc/The ............................ 15,993 11,340 1.01%
iA Financial Corp Inc ............................................. 5,086 2,176 0.20%
Industrivarden AB, Class A ........................................ 2,775 657 0.06%
Industrivarden AB, Class C ........................................ 3,753 889 0.08%
Intact Financial Corp ............................................. 3,805 4,256 0.38%
Investor AB, Class B ............................................. 3,453 597 0.05%
Japan Exchange Group Inc ....................................... 12,180 2,263 0.20%
Japan Metropolitan Fund Invest, Class REIT .......................... 716 3,069 0.27%
KDX Realty Investment Corp, Class REIT ............................ 78 570 0.05%
KeyCorp ...................................................... 77,413 8,421 0.75%
L E Lundbergforetagen AB, Class B ................................. 1,922 717 0.06%
Land Securities Group PLC ....................................... 10,839 620 0.06%
Legal & General Group PLC ....................................... 210,212 4,649 0.42%
LPL Financial Holdings Inc ........................................ 541 984 0.09%
Manulife Financial Corp, Class Common Subs. Receipt ................. 66,640 11,462 1.03%
Marsh & McLennan Cos Inc ....................................... 405 573 0.05%
Mastercard Inc, Class A .......................................... 3,381 11,203 1.00%
MetLife Inc ..................................................... 17,389 8,867 0.79%
Northern Trust Corp. ............................................. 1,441 882 0.08%
Phoenix Group Holdings PLC ...................................... 24,693 1,186 0.11%
Power Corp of Canada ........................................... 3,035 586 0.05%
Principal Financial Group Inc ...................................... 19,067 11,323 1.01%
Progressive Corp/The ............................................ 3,702 5,268 0.47%
Raymond James Financial, Inc. .................................... 5,214 4,607 0.41%
RioCan Real Estate Investment, Class Trust Unit ...................... 18,555 1,742 0.16%
Singapore Exchange Ltd .......................................... 17,865 839 0.08%
Skandinaviska Enskilda Banken AB, Class A .......................... 65,065 6,069 0.54%
St James's Place PLC ............................................ 38,137 1,540 0.14%
State Street Corp ............................................... 7,695 4,094 0.37%
Sumitomo Mitsui Financial Group, Inc. ............................... 8,240 3,310 0.30%
Sun Life Financial, Inc. ........................................... 29,754 11,181 1.00%
Svenska Handelsbanken AB, Class A ............................... 147,563 10,279 0.92%
Swire Pacific Ltd, Class A ......................................... 35,114 1,988 0.18%
Synchrony Financial ............................................. 1,968 584 0.05%
Tradeweb Markets Inc, Class A ..................................... 2,636 1,889 0.17%
Travelers Cos Inc/The ............................................ 1,389 2,199 0.20%
Tryg A/S ....................................................... 12,176 1,726 0.15%
UniCredit SpA .................................................. 28,862 7,546 0.68%
W R Berkley Corp ............................................... 1,336 813 0.07%
278,884
Industrial
AECOM ....................................................... 14,897 10,054 0.90%
AGC Inc ....................................................... 24,162 6,023 0.54%
Alfa Laval AB ................................................... 12,773 3,459 0.31%
AP Moller - Maersk A/S, Class A .................................... 177 1,554 0.14%
AP Moller - Maersk A/S, Class B ................................... 587 5,258 0.47%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrial (continued)
Assa Abloy AB, Class B .......................................... 16,916 $ 3,343 0.30%
Atlas Copco AB ................................................. 68,827 8,008 0.72%
Atlas Copco AB, Class B .......................................... 20,799 2,117 0.19%
Azbil Corp ..................................................... 7,203 1,366 0.12%
Beijer Ref AB, Class B ........................................... 13,992 1,432 0.13%
Canadian National Railway Co ..................................... 9,849 8,932 0.80%
Carlisle Cos., Inc. ............................................... 764 2,059 0.18%
CH Robinson Worldwide, Inc. ...................................... 1,133 594 0.05%
CNH Industrial NV ............................................... 65,671 5,856 0.52%
DSV A/S ...................................................... 2,793 3,123 0.28%
Epiroc AB, Class A .............................................. 28,038 3,628 0.32%
Epiroc AB, Class B .............................................. 7,780 908 0.08%
Expeditors International of Washington Inc ........................... 683 571 0.05%
Fanuc Corp. .................................................... 26,362 5,059 0.45%
Fortune Brands Innovations Inc .................................... 19,669 11,459 1.02%
Halma PLC .................................................... 4,494 925 0.08%
Hirose Electric Co Ltd ............................................ 1,843 1,299 0.12%
Hitachi Construction Machinery Co Ltd .............................. 4,949 1,024 0.09%
Honeywell International Inc ........................................ 2,467 3,484 0.31%
Hoya Corp ..................................................... 8,034 6,881 0.62%
Huntington Ingalls Industries ....................................... 474 951 0.09%
Husqvarna AB, Class B ........................................... 19,157 1,130 0.10%
Ibiden Co. Ltd. .................................................. 1,972 604 0.05%
Indutrade AB ................................................... 7,378 1,386 0.12%
Investment AB Latour, Class B ..................................... 3,025 548 0.05%
James Hardie Industries PLC ...................................... 26,781 7,407 0.66%
Kawasaki Kisen Kaisha Ltd ........................................ 5,902 545 0.05%
Knight-Swift Transportation Holdings Inc, Class A ...................... 13,706 5,189 0.46%
Kongsberg Gruppen ASA ......................................... 4,364 2,075 0.19%
Kyocera Corp .................................................. 117,834 10,789 0.97%
Lockheed Martin Corp ............................................ 1,743 5,456 0.49%
Makita Corp .................................................... 25,068 4,873 0.44%
Masco Corp .................................................... 13,699 7,435 0.67%
MINEBEA MITSUMI Inc .......................................... 7,247 973 0.09%
MISUMI Group Inc .............................................. 11,023 1,053 0.09%
Mitsui OSK Lines Ltd ............................................. 2,631 552 0.05%
MTU Aero Engines AG ........................................... 325 567 0.05%
Nibe Industrier AB, Class B ........................................ 123,786 4,187 0.37%
NIPPON EXPRESS HOLDINGS INC ................................ 13,713 4,807 0.43%
Northrop Grumman Corp ......................................... 3,429 11,293 1.01%
Old Dominion Freight Line Inc ..................................... 376 567 0.05%
Owens Corning ................................................. 4,878 5,598 0.50%
Republic Services Inc, Class A ..................................... 441 581 0.05%
ROCKWOOL A/S, Class B ........................................ 1,014 2,292 0.20%
RTX Corp ..................................................... 6,307 4,232 0.38%
Saab AB, Class B ............................................... 3,560 2,181 0.20%
Skanska AB, Class B ............................................ 15,509 1,901 0.17%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrial (continued)
SKF AB, Class B ................................................ 29,999 $ 4,218 0.38%
TE Connectivity Ltd .............................................. 4,197 4,194 0.38%
Waste Connections Inc ........................................... 6,040 7,149 0.64%
Waste Management Inc .......................................... 495 727 0.06%
Xylem Inc/NY ................................................... 2,964 2,635 0.24%
206,511
Technology
Applied Materials Inc ............................................. 3,580 5,080 0.45%
ASM International NV ............................................ 286 1,204 0.11%
ASML Holding NV ............................................... 255 1,688 0.15%
Atlassian Corp, Class A ........................................... 2,017 2,708 0.24%
BE Semiconductor Industries NV ................................... 3,642 3,842 0.34%
BILL Holdings Inc ............................................... 11,240 5,315 0.48%
Broadridge Financial Solutions, Inc. ................................. 4,841 6,824 0.61%
Constellation Software Inc/Can ..................................... 534 10,044 0.90%
Dynatrace Inc .................................................. 7,949 2,540 0.23%
Electronic Arts Inc ............................................... 4,389 4,007 0.36%
Fair Isaac Corp ................................................. 215 1,848 0.17%
Fortinet Inc .................................................... 1,230 578 0.05%
Jack Henry & Associates Inc ....................................... 614 734 0.07%
Lam Research Corp ............................................. 135 905 0.08%
Leidos Holdings, Inc. ............................................. 1,855 1,673 0.15%
Manhattan Associates Inc ......................................... 4,282 7,372 0.66%
Micron Technology Inc ........................................... 707 573 0.05%
Microsoft Corp .................................................. 388 1,124 0.10%
Monolithic Power Systems, Inc. .................................... 2,408 11,224 1.00%
MSCI, Inc., Class A .............................................. 583 2,248 0.20%
Nemetschek SE ................................................ 1,645 1,121 0.10%
Paycom Software, Inc. ........................................... 2,245 3,074 0.27%
QUALCOMM Inc ................................................ 5,877 6,847 0.61%
Samsara Inc, Class A ............................................ 11,909 3,097 0.28%
ServiceNow Inc ................................................. 340 1,783 0.16%
Tokyo Electron Ltd ............................................... 625 1,116 0.10%
UiPath Inc, Class A .............................................. 44,282 6,907 0.62%
Zscaler, Inc. .................................................... 845 1,120 0.10%
96,596
Utilities
AES Corp. (The) ................................................ 76,623 9,453 0.85%
Canadian Utilities Ltd, Class A ..................................... 4,006 628 0.06%
CenterPoint Energy Inc ........................................... 2,995 587 0.05%
Centrica PLC ................................................... 552,803 6,134 0.55%
NRG Energy, Inc. ............................................... 1,308 609 0.05%
RWE AG ...................................................... 5,673 1,327 0.12%
Sembcorp Industries Ltd .......................................... 94,037 2,589 0.23%
United Utilities Group PLC ........................................ 7,133 638 0.06%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Utilities (continued)
Xcel Energy Inc ................................................. 1,587 $ 587 0.05%
22,552
Total ....................................................................... $ 1,117,906 100.00%
* The following table shows the individual positions and related values of the securities within the BNP Custom Global Short
Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Basic Materials
Agnico Eagle Mines Ltd .......................................... (5,589) $ (3,090) 0.20%
Anglo American PLC ............................................. (11,189) (2,555) 0.17%
Antofagasta PLC ................................................ (34,670) (8,272) 0.55%
Barrick Gold Corp ............................................... (52,611) (8,113) 0.54%
Ecolab Inc ..................................................... (373) (799) 0.05%
EMS-Chemie Holding AG ......................................... (294) (2,089) 0.14%
First Quantum Minerals Ltd ........................................ (57,188) (5,699) 0.38%
Freeport-McMoRan, Inc. .......................................... (2,916) (1,270) 0.08%
Givaudan SA ................................................... (66) (2,744) 0.18%
Ivanhoe Mines Ltd, Class A ........................................ (41,860) (4,630) 0.31%
Kinross Gold Corp ............................................... (17,975) (1,022) 0.07%
Lundin Mining Corp .............................................. (10,186) (966) 0.06%
Mitsubishi Chemical Group Corp ................................... (146,003) (8,217) 0.54%
Pan American Silver Corp ......................................... (12,088) (1,689) 0.11%
Pilbara Minerals Ltd ............................................. (212,421) (4,917) 0.33%
South32 Ltd. ................................................... (154,444) (2,800) 0.19%
Westlake Corp .................................................. (659) (933) 0.06%
(59,805)
Communications
Airbnb Inc, Class A .............................................. (2,442) (3,732) 0.25%
Bollore SE ..................................................... (19,354) (1,199) 0.08%
BT Group PLC, Class A ........................................... (60,871) (781) 0.05%
Delivery Hero SE, 144A .......................................... (31,876) (8,458) 0.56%
eBay Inc ...................................................... (24,102) (11,784) 0.78%
GEN Digital, Inc. ................................................ (17,674) (3,667) 0.24%
Grab Holdings Ltd., Class A ....................................... (27,267) (793) 0.05%
Hikari Tsushin Inc ............................................... (1,682) (2,917) 0.19%
Liberty Global Ltd ............................................... (27,877) (4,555) 0.30%
Liberty Media Corp-Liberty Formula One, Class C ...................... (11,625) (7,064) 0.47%
Liberty Media Corp-Liberty SiriusXM ................................ (8,175) (2,250) 0.15%
Netflix, Inc. ..................................................... (398) (2,238) 0.15%
Okta Inc ....................................................... (5,066) (4,910) 0.32%
Paramount Global, Class B ........................................ (8,022) (875) 0.06%
Pearson PLC ................................................... (54,083) (6,595) 0.44%
Prosus NV ..................................................... (2,662) (774) 0.05%
Rakuten Group Inc .............................................. (279,803) (14,663) 0.97%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Communications (continued)
Robinhood Markets Inc, Class A .................................... (17,008) $ (3,171) 0.21%
Sea Ltd, ADR ................................................... (3,242) (1,613) 0.11%
SEEK Ltd ...................................................... (6,218) (941) 0.06%
Snap Inc, Class A ............................................... (36,253) (3,855) 0.25%
Softbank Group Corp. ............................................ (12,862) (7,057) 0.47%
Swisscom AG .................................................. (2,071) (11,740) 0.78%
Telecom Italia Spa/Milano ......................................... (1,241,310) (2,796) 0.18%
T-Mobile US, Inc. ................................................ (504) (762) 0.05%
Trade Desk Inc/The, Class A ....................................... (3,715) (3,009) 0.20%
Vivendi SE ..................................................... (39,393) (3,981) 0.26%
Walt Disney Co/The ............................................. (696) (789) 0.05%
Warner Bros Discovery Inc ........................................ (193,550) (15,652) 1.04%
Zillow Group Inc, Class C ......................................... (17,641) (7,971) 0.53%
(140,592)
Consumer, Cyclical
Accor SA ...................................................... (1,758) (762) 0.05%
Air Canada .................................................... (5,838) (784) 0.05%
Autozone, Inc. .................................................. (483) (14,103) 0.93%
Caesars Entertainment Inc ........................................ (5,777) (2,340) 0.16%
CarMax Inc .................................................... (18,778) (15,152) 1.00%
Carnival Corp. .................................................. (7,796) (1,180) 0.08%
Cie Financiere Richemont SA, Class A ............................... (562) (795) 0.05%
Daiwa House Industry Co Ltd ...................................... (2,787) (766) 0.05%
Dollar General Corp ............................................. (9,151) (13,228) 0.88%
Dr Ing hc F Porsche AG, Class Preference, 144A ...................... (4,790) (4,423) 0.29%
Ferguson PLC .................................................. (6,146) (12,434) 0.82%
Lowe's Cos Inc ................................................. (6,372) (15,034) 0.99%
LVMH Moet Hennessy Louis Vuitt ................................... (91) (757) 0.05%
Moncler SpA ................................................... (1,122) (777) 0.05%
Nitori Holdings Co Ltd ............................................ (4,751) (6,638) 0.44%
NVR, Inc. ...................................................... (168) (12,600) 0.83%
Reece Ltd ..................................................... (10,501) (1,783) 0.12%
Renault SA .................................................... (1,625) (761) 0.05%
Restaurant Brands Internationa .................................... (13,345) (9,825) 0.65%
Rivian Automotive Inc, Class A ..................................... (38,895) (3,945) 0.26%
Royal Caribbean Cruises Ltd ...................................... (1,375) (1,770) 0.12%
Sekisui Chemical Co. Ltd. ......................................... (16,821) (2,274) 0.15%
Shimano Inc ................................................... (588) (813) 0.05%
Suzuki Motor Corp .............................................. (99,247) (10,457) 0.69%
Swatch Group AG (The) .......................................... (3,701) (7,969) 0.53%
Swatch Group AG/The ........................................... (1,848) (777) 0.05%
Volkswagen AG ................................................. (1,132) (1,603) 0.11%
Volvo Car AB, Class B ............................................ (105,645) (3,714) 0.25%
Walmart Inc .................................................... (3,385) (1,886) 0.13%
Zalando SE, 144A ............................................... (27,572) (7,309) 0.48%
(156,659)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Non-cyclical
Abbott Laboratories .............................................. (1,339) $ (1,410) 0.09%
Aeon Co Ltd ................................................... (26,657) (5,849) 0.39%
Alcon Inc ...................................................... (18,884) (14,512) 0.96%
Alnylam Pharmaceuticals Inc ...................................... (3,284) (4,547) 0.30%
Altria Group, Inc. ................................................ (4,159) (1,680) 0.11%
Anheuser-Busch InBev SA/NV ..................................... (26,871) (15,181) 1.00%
Argenx SE ..................................................... (1,274) (4,666) 0.31%
Avantor Inc .................................................... (18,659) (4,420) 0.29%
Bachem Holding AG, Class B ...................................... (2,201) (1,955) 0.13%
Bayer AG ...................................................... (43,844) (12,473) 0.83%
Becton Dickinson & Co ........................................... (1,476) (3,383) 0.22%
Biogen, Inc. .................................................... (1,418) (2,833) 0.19%
Block, Inc. ..................................................... (971) (761) 0.05%
Bureau Veritas SA ............................................... (3,804) (1,076) 0.07%
Campbell Soup Co. .............................................. (16,870) (6,946) 0.46%
Carl Zeiss Meditec AG ........................................... (1,714) (1,987) 0.13%
Celsius Holdings Inc ............................................. (4,498) (3,455) 0.23%
Charles River Laboratories International Inc .......................... (6,098) (15,304) 1.01%
Chocoladefabriken Lindt & Spru .................................... (25) (2,788) 0.18%
Church & Dwight Co Inc .......................................... (3,660) (3,537) 0.23%
Cooper Cos., Inc. (The) ........................................... (1,314) (1,235) 0.08%
Corpay Inc ..................................................... (1,957) (5,593) 0.37%
CoStar Group Inc ............................................... (16,618) (14,870) 0.98%
Danaher Corp. .................................................. (3,908) (9,040) 0.60%
Davide Campari-Milano NV ....................................... (73,288) (6,831) 0.45%
DiaSorin SpA ................................................... (3,640) (3,260) 0.22%
Edwards Lifesciences Corp. ....................................... (873) (773) 0.05%
Eisai Co Ltd .................................................... (37,865) (14,444) 0.96%
Endeavour Group Ltd/Australia ..................................... (95,134) (3,168) 0.21%
Essilorluxottica SA ............................................... (2,390) (5,015) 0.33%
Exact Sciences Corp ............................................. (10,529) (6,735) 0.45%
Fresenius Medical Care AG ....................................... (2,157) (769) 0.05%
Fresenius SE & Co KGaA ......................................... (28,702) (7,180) 0.48%
FUJIFILM Holdings Corp .......................................... (38,542) (7,994) 0.53%
Grifols SA ..................................................... (35,357) (2,950) 0.20%
Haleon PLC .................................................... (242,442) (9,450) 0.63%
HCA Healthcare Inc .............................................. (251) (775) 0.05%
Heineken Holding NV ............................................ (2,368) (1,773) 0.12%
Hikma Pharmaceuticals PLC ...................................... (16,184) (3,633) 0.24%
Hormel Foods Corp .............................................. (47,017) (15,195) 1.01%
Illumina Inc .................................................... (2,159) (2,747) 0.18%
Ipsen SA ...................................................... (1,791) (1,977) 0.13%
IQVIA Holdings, Inc. ............................................. (460) (1,077) 0.07%
Keurig Dr Pepper Inc ............................................. (52,626) (14,951) 0.99%
Kraft Heinz Co/The .............................................. (11,808) (4,036) 0.27%
Kyowa Kirin Co. Ltd. ............................................. (6,036) (1,003) 0.07%
L'Oreal SA ..................................................... (173) (759) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
McCormick & Co Inc/MD .......................................... (1,820) $ (1,295) 0.09%
Merck KGaA ................................................... (6,981) (11,428) 0.76%
Moderna Inc ................................................... (9,182) (9,063) 0.60%
Molson Coors Beverage Co, Class B ................................ (18,811) (11,718) 0.78%
Mondelez International Inc, Class A ................................. (2,248) (1,458) 0.10%
Novartis AG .................................................... (858) (771) 0.05%
Ocado Group PLC ............................................... (57,334) (3,053) 0.20%
Otsuka Holdings Co Ltd .......................................... (28,859) (11,079) 0.73%
Pernod Ricard SA ............................................... (4,360) (6,542) 0.43%
Procter & Gamble Co. (The) ....................................... (2,174) (3,268) 0.22%
RB Global Inc .................................................. (3,270) (2,309) 0.15%
Recordati Industria Chimica e ...................................... (2,167) (1,111) 0.07%
Remy Cointreau SA .............................................. (2,325) (2,174) 0.14%
Rentokil Initial PLC .............................................. (25,440) (1,404) 0.09%
Repligen Corp .................................................. (2,303) (3,924) 0.26%
Revvity Inc ..................................................... (2,690) (2,616) 0.17%
Roche Holding AG ............................................... (361) (902) 0.06%
Royalty Pharma PLC, Class A ..................................... (2,741) (771) 0.05%
Sartorius Stedim Biotech .......................................... (1,169) (3,092) 0.21%
Seven & i Holdings Co Ltd ........................................ (5,914) (797) 0.05%
Shionogi & Co. Ltd. .............................................. (15,710) (7,437) 0.49%
STERIS PLC ................................................... (3,775) (7,861) 0.52%
Takeda Pharmaceutical Co Ltd ..................................... (51,345) (13,212) 0.87%
Teleflex Inc .................................................... (1,425) (2,985) 0.20%
Terumo Corp ................................................... (12,485) (2,109) 0.14%
Toast Inc, Class A ............................................... (55,675) (12,852) 0.85%
TransUnion .................................................... (20,501) (15,154) 1.00%
Transurban Group ............................................... (10,940) (881) 0.06%
UCB SA ....................................................... (7,358) (8,423) 0.56%
U-Haul Holding Co, Class B ....................................... (2,516) (1,554) 0.10%
Viatris Inc ...................................................... (18,188) (2,012) 0.13%
Waters Corp ................................................... (371) (1,183) 0.08%
Wise PLC, Class A .............................................. (26,654) (2,896) 0.19%
Worldline SA/France, 144A ........................................ (6,706) (770) 0.05%
(414,100)
Energy
AltaGas Ltd, Class Common Subs. Receipt ........................... (3,810) (780) 0.05%
Cenovus Energy Inc ............................................. (68,536) (12,703) 0.84%
Chesapeake Energy Corp ......................................... (3,922) (3,227) 0.21%
Enbridge Inc ................................................... (23,313) (7,811) 0.52%
EQT Corp ..................................................... (4,676) (1,606) 0.11%
Exxon Mobil Corp ............................................... (718) (773) 0.05%
First Solar Inc .................................................. (836) (1,306) 0.09%
Galp Energia SGPS SA ........................................... (41,914) (6,423) 0.42%
Kinder Morgan Inc ............................................... (90,093) (15,306) 1.01%
Occidental Petroleum Corp. ....................................... (8,705) (5,241) 0.35%
Phillips 66 ..................................................... (1,220) (1,845) 0.12%
Santos Ltd ..................................................... (192,312) (9,007) 0.60%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Energy (continued)
Teck Resources Ltd., Class B ...................................... (24,839) $ (10,541) 0.70%
Valero Energy Corp .............................................. (7,843) (12,400) 0.82%
Williams Cos., Inc. (The) .......................................... (42,437) (15,319) 1.01%
(104,288)
Financial
Admiral Group PLC .............................................. (8,336) (2,768) 0.18%
AIB Group PLC ................................................. (16,658) (784) 0.05%
AvalonBay Communities, Inc. ...................................... (8,920) (15,332) 1.01%
Banco Santander SA ............................................. (27,437) (1,241) 0.08%
Banque Cantonale Vaudoise ...................................... (1,145) (1,233) 0.08%
CaixaBank SA .................................................. (17,511) (787) 0.05%
Charles Schwab Corp/The ........................................ (1,509) (1,011) 0.07%
Citigroup Inc ................................................... (1,843) (1,080) 0.07%
Coinbase Global Inc, Class A ...................................... (1,196) (2,937) 0.19%
Commerzbank AG ............................................... (13,803) (1,758) 0.12%
Commonwealth Bank of Australia ................................... (1,169) (850) 0.06%
Concordia Financial Group Ltd ..................................... (38,239) (1,777) 0.12%
Deutsche Bank AG .............................................. (7,655) (1,117) 0.07%
Equity Residential ............................................... (1,406) (822) 0.05%
Essex Property Trust Inc .......................................... (6,771) (15,354) 1.02%
Eurazeo SE .................................................... (2,704) (2,198) 0.15%
Extra Space Storage Inc .......................................... (11,450) (15,591) 1.03%
Gaming and Leisure Properties .................................... (15,404) (6,574) 0.44%
Hang Seng Bank Ltd ............................................. (38,288) (3,882) 0.26%
Helvetia Holding AG ............................................. (1,602) (2,047) 0.14%
Intercontinental Exchange, Inc. ..................................... (3,467) (4,414) 0.29%
Iron Mountain Inc ............................................... (20,664) (15,353) 1.02%
Japan Post Insurance Co Ltd ...................................... (18,575) (3,286) 0.22%
KKR & Co Inc, Class Miscellaneous ................................. (835) (778) 0.05%
Klepierre SA ................................................... (3,194) (767) 0.05%
Leg Immobilien Se .............................................. (4,099) (3,264) 0.22%
Mediobanca Banca di Credito Finanziario SpA ........................ (64,759) (8,949) 0.59%
MS&AD Insurance Group Holdings, Inc. ............................. (40,898) (6,671) 0.44%
National Bank of Canada ......................................... (2,984) (2,330) 0.15%
ProLogis, Inc. .................................................. (1,257) (1,516) 0.10%
Realty Income Corp ............................................. (1,570) (787) 0.05%
SBI Holdings Inc ................................................ (5,080) (1,230) 0.08%
Sumitomo Realty & Development Co Ltd ............................. (8,057) (2,770) 0.18%
Swiss Prime Site AG ............................................. (1,979) (1,731) 0.12%
Swiss Re AG ................................................... (7,780) (9,275) 0.61%
T Rowe Price Group Inc .......................................... (13,491) (15,236) 1.01%
Talanx AG ..................................................... (3,005) (2,207) 0.15%
UBS Group AG ................................................. (3,970) (1,132) 0.08%
Vicinity Ltd ..................................................... (229,380) (2,953) 0.20%
Vonovia SE .................................................... (41,529) (11,386) 0.75%
Warehouses De Pauw CVA ....................................... (3,074) (814) 0.05%
Washington H Soul Pattinson & Co Ltd .............................. (3,768) (766) 0.05%
Weyerhaeuser Co, Class REIT ..................................... (2,333) (776) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Financial (continued)
Wharf Real Estate Investment Co. Ltd. .............................. (102,515) $ (3,088) 0.20%
WP Carey Inc .................................................. (13,162) (6,881) 0.46%
(187,503)
Industrial
Acciona SA .................................................... (3,020) (3,410) 0.23%
ACS Actividades de Construccion y Servicios SA ...................... (13,643) (5,294) 0.35%
Aeroports de Paris SA ............................................ (1,912) (2,432) 0.16%
Alstom SA ..................................................... (44,687) (6,318) 0.42%
Axon Enterprise Inc .............................................. (5,084) (14,735) 0.97%
Ball Corp ...................................................... (24,325) (15,178) 1.00%
Bouygues SA ................................................... (5,463) (2,068) 0.14%
Brother Industries Ltd ............................................ (12,813) (2,196) 0.15%
CAE Inc ....................................................... (3,989) (764) 0.05%
Canadian Pacific Kansas City Ltd. .................................. (1,925) (1,573) 0.10%
Cellnex Telecom SA, 144A ........................................ (27,346) (8,967) 0.59%
Central Japan Railway Co. ........................................ (14,138) (3,247) 0.22%
CK Infrastructure Holdings Ltd ..................................... (15,163) (822) 0.05%
Getlink SE ..................................................... (4,743) (749) 0.05%
GFL Environmental Inc ........................................... (4,765) (1,524) 0.10%
Hankyu Hanshin Holdings Inc ...................................... (10,002) (2,653) 0.18%
Heidelberg Materials AG .......................................... (6,692) (6,827) 0.45%
Knorr-Bremse AG ............................................... (1,198) (840) 0.06%
Kuehne + Nagel International A .................................... (2,272) (5,864) 0.39%
Leonardo SpA .................................................. (4,832) (1,126) 0.07%
Martin Marietta Materials, Inc. ...................................... (2,661) (15,131) 1.00%
Metso Oyj ..................................................... (34,755) (3,827) 0.25%
Mitsubishi Electric Corp ........................................... (12,021) (1,856) 0.12%
Mitsubishi Heavy Industries Lt ..................................... (10,684) (893) 0.06%
Obayashi Corp. ................................................. (27,899) (3,063) 0.20%
Odakyu Electric Railway Co Ltd .................................... (20,083) (2,559) 0.17%
Prysmian SpA .................................................. (1,566) (758) 0.05%
Sartorius AG ................................................... (1,157) (4,268) 0.28%
Schindler Holding AG ............................................ (514) (1,162) 0.08%
Siemens Energy AG ............................................. (44,402) (7,555) 0.50%
Sika AG ....................................................... (275) (759) 0.05%
Teledyne Technologies Inc ........................................ (3,823) (15,205) 1.01%
Tenaris SA ..................................................... (11,986) (2,197) 0.15%
Tokyu Corp .................................................... (8,432) (949) 0.06%
Toro Co. (The) .................................................. (9,899) (8,402) 0.56%
TransDigm Group Inc ............................................ (633) (7,225) 0.48%
Trimble, Inc. .................................................... (4,886) (2,913) 0.19%
West Japan Railway Co .......................................... (34,001) (6,557) 0.43%
(171,866)
Technology
Advanced Micro Devices, Inc. ...................................... (1,178) (1,969) 0.13%
Advantest Corp ................................................. (6,954) (2,850) 0.19%
ANSYS, Inc. ................................................... (4,624) (14,870) 0.98%
Aspen Technology Inc ............................................ (775) (1,531) 0.10%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Technology (continued)
Autodesk, Inc. .................................................. (4,211) $ (10,159) 0.67%
Bentley Systems Inc, Class B ...................................... (25,957) (12,556) 0.83%
Capcom Co Ltd ................................................. (57,650) (9,974) 0.66%
Capgemini SE .................................................. (1,043) (2,227) 0.15%
Ceridian Hcm Holding, Inc. ........................................ (6,955) (4,266) 0.28%
CGI Inc, Class A ................................................ (7,362) (7,530) 0.50%
Fujitsu Ltd ..................................................... (5,074) (751) 0.05%
Hewlett Packard Enterprise Co ..................................... (91,790) (15,075) 1.00%
HP, Inc. ....................................................... (6,872) (1,924) 0.13%
Infineon Technologies AG ......................................... (18,811) (5,932) 0.39%
Lasertec Corp .................................................. (1,881) (4,944) 0.33%
Lattice Semiconductor Corp ....................................... (1,075) (779) 0.05%
Microchip Technology Inc ......................................... (2,957) (2,457) 0.16%
NEC Corp ..................................................... (7,754) (5,228) 0.35%
Netapp, Inc. .................................................... (4,510) (4,386) 0.29%
Nexon Co Ltd .................................................. (7,356) (1,130) 0.07%
NTT Data Group Corp ............................................ (40,239) (5,899) 0.39%
Oracle Corp .................................................... (10,493) (12,209) 0.81%
Ricoh Co Ltd ................................................... (53,246) (4,373) 0.29%
ROBLOX Corp, Class A .......................................... (2,204) (779) 0.05%
Seiko Epson Corp ............................................... (34,395) (5,548) 0.37%
Synopsys, Inc. .................................................. (2,756) (14,592) 0.97%
Take-Two Interactive Software,Inc. .................................. (10,980) (15,102) 1.00%
Temenos AG ................................................... (4,442) (2,945) 0.19%
Texas Instruments, Inc. ........................................... (4,351) (7,021) 0.46%
Unity Software Inc ............................................... (4,968) (1,229) 0.08%
Veeva Systems, Inc., Class A ...................................... (352) (756) 0.05%
Xero Ltd ....................................................... (11,235) (9,051) 0.60%
Zebra Technologies Corp, Class A .................................. (4,171) (11,647) 0.77%
Zoom Video Communications, Inc., Class A ........................... (5,187) (3,141) 0.21%
(204,830)
Utilities
BKW AG ...................................................... (555) (790) 0.05%
Brookfield Renewable Corp, Class A ................................ (6,425) (1,462) 0.10%
Chubu Electric Power Co Inc ...................................... (6,230) (753) 0.05%
CLP Holdings Ltd ............................................... (65,641) (4,844) 0.32%
Dominion Energy Inc ............................................. (24,104) (10,983) 0.73%
EDP - Energias de Portugal SA .................................... (107,217) (3,873) 0.26%
EDP Renovaveis SA ............................................. (23,293) (2,924) 0.19%
Elia Group SA/NV ............................................... (1,709) (1,710) 0.11%
Endesa SA ..................................................... (9,118) (1,566) 0.10%
Essential Utilities Inc ............................................. (11,790) (4,046) 0.27%
Hong Kong & China Gas Co Ltd .................................... (352,842) (2,477) 0.16%
Hydro One Ltd., 144A ............................................ (2,909) (786) 0.05%
Iberdrola SA .................................................... (11,587) (1,333) 0.09%
Kansai Electric Power Co Inc/T .................................... (83,915) (11,040) 0.73%
Meridian Energy Ltd ............................................. (26,087) (854) 0.06%
Northland Power Inc ............................................. (5,193) (787) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Utilities (continued)
Osaka Gas Co Ltd ............................................... (4,182) $ (870) 0.06%
PG&E Corp. .................................................... (8,047) (1,249) 0.08%
Power Assets Holdings Ltd ........................................ (19,199) (1,041) 0.07%
Public Service Enterprise Group Inc ................................. (1,286) (795) 0.05%
Redeia Corp SA ................................................ (6,839) (1,082) 0.07%
Southern Co. (The) .............................................. (17,394) (11,559) 0.77%
Terna - Rete Elettrica Naziona ..................................... (12,026) (922) 0.06%
Verbund AG .................................................... (4,330) (2,935) 0.19%
Vistra Corp .................................................... (1,813) (1,170) 0.08%
(71,851)
Total ....................................................................... $ (1,511,494) 100.00%
* The following table shows the individual positions and related values of the securities within the Goldman Sachs Custom
Global Long Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Basic Materials
Air Liquide SA .................................................. 2,021 $ 1,649 0.26%
Albemarle Corp. ................................................ 1,419 732 0.11%
BHP Group Ltd ................................................. 4,141 468 0.07%
BlueScope Steel Ltd ............................................. 42,112 2,566 0.40%
Boliden AB ..................................................... 19,612 2,135 0.33%
Brenntag SE ................................................... 5,130 1,695 0.27%
Cleveland-Cliffs Inc .............................................. 35,588 3,169 0.50%
Covestro AG, 144A .............................................. 1,683 361 0.06%
Eastman Chemical Co ........................................... 2,073 813 0.13%
Glencore PLC .................................................. 47,566 1,024 0.16%
Holmen AB, Class B ............................................. 4,207 671 0.11%
International Paper Co ........................................... 2,030 310 0.05%
Mosaic Co/The ................................................. 6,492 825 0.13%
Nissan Chemical Corp ........................................... 2,905 430 0.07%
Norsk Hydro ASA ............................................... 87,022 1,866 0.29%
Novozymes A/S, Class B ......................................... 14,479 3,328 0.52%
Rio Tinto Ltd ................................................... 16,091 5,006 0.78%
Rio Tinto PLC .................................................. 25,408 6,307 0.99%
Sumitomo Metal Mining Co Ltd ..................................... 47,383 5,498 0.86%
voestalpine AG ................................................. 3,234 356 0.06%
Yara International ASA ........................................... 17,752 2,198 0.34%
41,407
Communications
Elisa Oyj ...................................................... 2,527 442 0.07%
Expedia Group Inc .............................................. 1,867 1,007 0.16%
FactSet Research Systems, Inc. .................................... 189 336 0.05%
Juniper Networks Inc ............................................. 14,867 2,158 0.34%
KDDI Corp ..................................................... 19,599 2,266 0.36%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Communications (continued)
Koninklijke KPN NV .............................................. 203,981 $ 2,991 0.47%
Meta Platforms Inc, Class A ....................................... 2,234 4,248 0.67%
News Corp, Class A ............................................. 45,350 4,650 0.73%
Nippon Telegraph & Telephone C ................................... 183,884 857 0.13%
Pinterest Inc, Class A ............................................ 2,353 320 0.05%
Rogers Communications Inc, Class B ............................... 2,815 452 0.07%
Spark New Zealand Ltd. .......................................... 28,256 315 0.05%
Tele2 AB, Class B ............................................... 56,482 1,818 0.29%
Telefonaktiebolaget LM Ericsson, Class B ............................ 17,833 377 0.06%
Telenor ASA .................................................... 29,740 1,297 0.20%
Trend Micro Inc/Japan ........................................... 20,580 4,083 0.64%
VeriSign Inc .................................................... 8,482 6,295 0.99%
Vodafone Group PLC ............................................ 96,971 338 0.05%
Wolters Kluwer NV .............................................. 10,289 6,320 0.99%
WPP PLC ..................................................... 27,895 1,040 0.16%
41,610
Consumer, Cyclical
adidas AG ..................................................... 5,695 4,987 0.78%
Aristocrat Leisure Ltd. ............................................ 21,618 2,375 0.37%
Bandai Namco Holdings Inc ....................................... 10,568 765 0.12%
BorgWarner Inc ................................................. 2,602 354 0.06%
Burlington Stores Inc ............................................. 372 338 0.05%
Canadian Tire Corp Ltd, Class A .................................... 851 333 0.05%
Chipotle Mexican Grill Inc, Class A .................................. 138 1,574 0.25%
Darden Restaurants Inc .......................................... 4,041 2,645 0.42%
Deckers Outdoor Corp ........................................... 275 1,015 0.16%
Dick's Sporting Goods, Inc. ........................................ 667 588 0.09%
Evolution AB, 144A .............................................. 6,413 3,125 0.49%
Ferrari NV ..................................................... 1,094 1,870 0.29%
Genuine Parts Co ............................................... 1,529 928 0.15%
Gildan Activewear, Inc., Class A .................................... 2,187 318 0.05%
H & M Hennes & Mauritz AB, Class B ............................... 33,754 2,158 0.34%
Hasbro, Inc. .................................................... 3,220 713 0.11%
Hilton Worldwide Holdings Inc ..................................... 2,597 2,169 0.34%
Iida Group Holdings Co Ltd ........................................ 12,360 624 0.10%
InterContinental Hotels Group ..................................... 832 339 0.05%
Isuzu Motors Ltd. ................................................ 94,357 4,980 0.78%
Jardine Cycle & Carriage Ltd ...................................... 11,490 806 0.13%
Koito Manufacturing Co. Ltd. ...................................... 63,359 3,337 0.52%
La Francaise des Jeux SAEM, 144A ................................ 3,990 638 0.10%
Lear Corp. ..................................................... 11,178 6,342 0.99%
Lennar Corp, Class A ............................................ 7,478 5,037 0.79%
Lululemon Athletica Inc ........................................... 2,258 3,454 0.54%
Mazda Motor Corp .............................................. 14,974 683 0.11%
McDonald's Corp ................................................ 925 1,021 0.16%
McDonald's Holdings Co Japan Ltd ................................. 1,815 320 0.05%
NIKE Inc, Class B ............................................... 1,095 403 0.06%
Nintendo Co Ltd ................................................ 9,133 1,952 0.31%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Panasonic Holdings Corp ......................................... 168,325 $ 6,267 0.98%
Pandora A/S ................................................... 3,530 2,231 0.35%
Persimmon PLC ................................................ 36,625 2,385 0.37%
Rational AG .................................................... 198 671 0.11%
Ross Stores, Inc. ................................................ 10,948 6,292 0.99%
Sands China Ltd. ................................................ 269,326 2,972 0.47%
Sekisui House Ltd. .............................................. 61,219 5,441 0.85%
Sumitomo Corp ................................................. 19,771 1,857 0.29%
Taylor Wimpey PLC .............................................. 46,695 317 0.05%
TJX Cos Inc/The ................................................ 16,083 6,388 1.00%
USS Co Ltd .................................................... 30,916 1,000 0.16%
Volvo AB, Class B ............................................... 4,568 485 0.08%
Whitbread PLC ................................................. 1,950 320 0.05%
Wynn Resorts Ltd ............................................... 1,353 542 0.09%
Yamaha Motor Co Ltd ............................................ 9,426 339 0.05%
Zensho Holdings Co Ltd .......................................... 12,117 1,974 0.31%
95,672
Consumer, Non-cyclical
Adyen NV, 144A ................................................ 334 2,217 0.35%
Booz Allen Hamilton Holding Corp., Class A ........................... 2,424 1,409 0.22%
Cardinal Health Inc .............................................. 10,722 4,699 0.74%
Carlsberg AS, Class B ............................................ 5,012 2,683 0.42%
Ck Hutchison Holdings Ltd. ........................................ 112,344 2,125 0.33%
Clorox Co/The .................................................. 8,827 5,293 0.83%
Coca-Cola Co. (The) ............................................. 1,367 328 0.05%
Cochlear Ltd ................................................... 3,624 3,125 0.49%
Coloplast A/S, Class B ........................................... 601 318 0.05%
Corteva Inc .................................................... 7,559 1,707 0.27%
Darling Ingredients Inc ........................................... 7,352 1,339 0.21%
Demant A/S .................................................... 3,481 677 0.11%
Dexcom, Inc. ................................................... 10,798 5,865 0.92%
Diageo PLC .................................................... 2,222 322 0.05%
Edenred SE .................................................... 15,149 3,170 0.50%
Elevance Health Inc ............................................. 992 2,014 0.32%
Essity AB, Class B ............................................... 31,213 2,906 0.46%
Experian PLC .................................................. 1,969 336 0.05%
Gartner Inc .................................................... 289 539 0.08%
General Mills, Inc. ............................................... 1,278 350 0.05%
Genmab A/S ................................................... 3,305 3,907 0.61%
Getinge AB, Class B ............................................. 18,778 1,481 0.23%
Henkel AG & Co KGaA ........................................... 1,568 494 0.08%
Hershey Co. (The) ............................................... 426 324 0.05%
Hologic Inc ..................................................... 11,650 3,557 0.56%
Humana, Inc. ................................................... 687 932 0.15%
IDP Education Ltd ............................................... 45,920 2,102 0.33%
Imperial Brands PLC ............................................. 3,942 345 0.05%
Lamb Weston Holdings, Inc. ....................................... 5,978 2,494 0.39%
Lifco AB, Class B ................................................ 5,912 605 0.10%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
MEIJI Holdings Co Ltd ........................................... 3,584 $ 306 0.05%
Molina Healthcare, Inc. ........................................... 684 1,101 0.17%
Mowi ASA ..................................................... 16,801 1,207 0.19%
Nissin Foods Holdings Co Ltd ...................................... 31,024 3,348 0.53%
Novo Nordisk A/S, Class B ........................................ 3,297 1,648 0.26%
Ono Pharmaceutical Co Ltd ....................................... 54,680 3,506 0.55%
Orion Oyj, Class B ............................................... 5,866 858 0.13%
Orkla ASA ..................................................... 24,086 666 0.10%
RELX PLC ..................................................... 3,341 566 0.09%
ResMed Inc .................................................... 1,319 1,023 0.16%
Robert Half Inc ................................................. 11,525 3,578 0.56%
S&P Global Inc ................................................. 208 347 0.05%
Sonic Healthcare Ltd ............................................. 7,572 569 0.09%
Sysco Corp .................................................... 1,009 321 0.05%
Sysmex Corp ................................................... 4,624 322 0.05%
Tesco PLC ..................................................... 22,231 326 0.05%
Unicharm Corp. ................................................. 31,944 3,984 0.62%
Verisk Analytics Inc, Class A ....................................... 6,961 6,427 1.01%
Vertex Pharmaceuticals Inc ....................................... 1,597 2,614 0.41%
90,380
Energy
Aker BP ASA ................................................... 15,434 1,504 0.24%
ARC Resources Ltd ............................................. 5,151 360 0.06%
Devon Energy Corp .............................................. 14,383 2,827 0.44%
Enphase Energy Inc ............................................. 733 347 0.06%
Equinor ASA ................................................... 40,810 4,220 0.66%
Hess Corp ..................................................... 9,095 5,437 0.85%
Inpex Corp ..................................................... 19,535 1,163 0.18%
Texas Pacific Land Corp .......................................... 1,179 2,672 0.42%
Vestas Wind Systems A/S ......................................... 43,111 4,719 0.74%
23,249
Financial
abrdn plc ...................................................... 53,769 375 0.06%
Aegon Ltd ..................................................... 167,171 3,996 0.63%
Allianz SE ..................................................... 5,418 6,367 1.00%
Allstate Corp. (The) .............................................. 5,448 3,691 0.58%
American Financial Group ,Inc. ..................................... 7,314 3,909 0.61%
American International Group I ..................................... 2,492 763 0.12%
Ameriprise Financial Inc .......................................... 3,745 6,431 1.01%
Aon PLC, Class A ............................................... 1,828 2,388 0.38%
Arch Capital Group Ltd ........................................... 2,200 796 0.13%
Arthur J Gallagher & Co. .......................................... 1,544 1,512 0.24%
Assurant, Inc. .................................................. 1,733 1,277 0.20%
Bank of New York Mellon Corp. (The) ............................... 9,241 2,085 0.33%
Boston Properties Inc ............................................ 13,633 3,487 0.55%
Brookfield Corp, Class A .......................................... 22,710 3,725 0.58%
Canadian Apartment Properties, Class REIT .......................... 2,510 338 0.05%
CapitaLand Ascendas REIT ....................................... 104,967 844 0.13%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Financial (continued)
Cboe Global Markets, Inc. ........................................ 1,799 $ 1,294 0.20%
Cincinnati Financial Corp. ......................................... 707 344 0.05%
Citizens Financial Group, Inc. ...................................... 18,621 2,646 0.42%
CK Asset Holdings Ltd ........................................... 86,563 1,395 0.22%
Danske Bank A/S ............................................... 2,720 319 0.05%
Dexus ........................................................ 16,513 334 0.05%
Discover Financial Services ....................................... 4,379 2,248 0.35%
DNB Bank ASA ................................................. 33,066 2,568 0.40%
Equitable Holdings Inc ........................................... 43,182 6,428 1.01%
Equity LifeStyle Properties, Inc. .................................... 1,568 395 0.06%
Everest Group Ltd ............................................... 1,065 1,658 0.26%
Fairfax Financial Holdings Ltd. ..................................... 76 320 0.05%
Gjensidige Forsikring ASA ........................................ 5,882 334 0.05%
Globe Life Inc .................................................. 13,881 6,326 0.99%
GLP J-Reit, Class REIT .......................................... 668 2,194 0.34%
Great-West Lifeco Inc ............................................ 5,180 649 0.10%
Hargreaves Lansdown PLC ....................................... 9,152 333 0.05%
Hartford Financial Services Group ,Inc.(The) .......................... 16,053 6,479 1.02%
iA Financial Corp Inc ............................................. 5,137 1,251 0.20%
Industrivarden AB, Class A ........................................ 2,780 375 0.06%
Industrivarden AB, Class C ........................................ 3,761 507 0.08%
Intact Financial Corp ............................................. 3,845 2,448 0.38%
Investor AB, Class B ............................................. 3,460 340 0.05%
Japan Exchange Group Inc ....................................... 12,110 1,280 0.20%
Japan Metropolitan Fund Invest, Class REIT .......................... 719 1,755 0.28%
KDX Realty Investment Corp, Class REIT ............................ 78 325 0.05%
KeyCorp ...................................................... 77,246 4,783 0.75%
L E Lundbergforetagen AB, Class B ................................. 1,904 404 0.06%
Land Securities Group PLC ....................................... 10,974 357 0.06%
Legal & General Group PLC ....................................... 211,463 2,661 0.42%
LPL Financial Holdings Inc ........................................ 540 559 0.09%
Manulife Financial Corp, Class Common Subs. Receipt ................. 66,550 6,515 1.02%
Marsh & McLennan Cos Inc ....................................... 405 327 0.05%
Mastercard Inc, Class A .......................................... 3,392 6,397 1.00%
MetLife Inc ..................................................... 17,409 5,053 0.79%
Northern Trust Corp. ............................................. 1,454 506 0.08%
Phoenix Group Holdings PLC ...................................... 25,056 685 0.11%
Power Corp of Canada ........................................... 3,041 334 0.05%
Principal Financial Group Inc ...................................... 19,129 6,466 1.01%
Progressive Corp/The ............................................ 3,703 2,999 0.47%
Raymond James Financial, Inc. .................................... 5,204 2,617 0.41%
RioCan Real Estate Investment, Class Trust Unit ...................... 18,523 990 0.16%
Singapore Exchange Ltd .......................................... 17,911 479 0.08%
Skandinaviska Enskilda Banken AB, Class A .......................... 65,700 3,488 0.55%
St James's Place PLC ............................................ 38,012 873 0.14%
State Street Corp ............................................... 7,755 2,348 0.37%
Sumitomo Mitsui Financial Group, Inc. ............................... 8,241 1,884 0.30%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Financial (continued)
Sun Life Financial, Inc. ........................................... 29,870 $ 6,388 1.00%
Svenska Handelsbanken AB, Class A ............................... 151,046 5,989 0.94%
Swire Pacific Ltd, Class A ......................................... 35,669 1,149 0.18%
Synchrony Financial ............................................. 1,983 335 0.05%
Tradeweb Markets Inc, Class A ..................................... 2,686 1,096 0.17%
Travelers Cos Inc/The ............................................ 1,391 1,254 0.20%
Tryg A/S ....................................................... 12,059 973 0.15%
UniCredit SpA .................................................. 29,169 4,341 0.68%
W R Berkley Corp ............................................... 1,338 463 0.07%
159,242
Industrial
AECOM ....................................................... 15,078 5,792 0.91%
AGC Inc ....................................................... 24,194 3,433 0.54%
Alfa Laval AB ................................................... 12,686 1,955 0.31%
AP Moller - Maersk A/S, Class A .................................... 172 862 0.13%
AP Moller - Maersk A/S, Class B ................................... 575 2,932 0.46%
Assa Abloy AB, Class B .......................................... 16,972 1,909 0.30%
Atlas Copco AB ................................................. 68,546 4,539 0.71%
Atlas Copco AB, Class B .......................................... 20,659 1,197 0.19%
Azbil Corp ..................................................... 7,139 770 0.12%
Beijer Ref AB, Class B ........................................... 14,294 832 0.13%
Canadian National Railway Co ..................................... 9,927 5,124 0.80%
Carlisle Cos., Inc. ............................................... 769 1,181 0.19%
CH Robinson Worldwide, Inc. ...................................... 1,112 332 0.05%
CNH Industrial NV ............................................... 65,887 3,344 0.52%
DSV A/S ...................................................... 2,819 1,794 0.28%
Epiroc AB, Class A .............................................. 27,991 2,062 0.32%
Epiroc AB, Class B .............................................. 7,765 516 0.08%
Expeditors International of Washington Inc ........................... 683 325 0.05%
Fanuc Corp. .................................................... 25,909 2,830 0.44%
Fortune Brands Innovations Inc .................................... 19,791 6,562 1.03%
Halma PLC .................................................... 4,464 523 0.08%
Hirose Electric Co Ltd ............................................ 1,844 740 0.12%
Hitachi Construction Machinery Co Ltd .............................. 4,972 585 0.09%
Honeywell International Inc ........................................ 2,491 2,002 0.31%
Hoya Corp ..................................................... 8,030 3,915 0.61%
Huntington Ingalls Industries ....................................... 476 543 0.09%
Husqvarna AB, Class B ........................................... 19,300 648 0.10%
Ibiden Co. Ltd. .................................................. 1,959 341 0.05%
Indutrade AB ................................................... 7,367 788 0.12%
Investment AB Latour, Class B ..................................... 3,017 311 0.05%
James Hardie Industries PLC ...................................... 26,599 4,187 0.66%
Kawasaki Kisen Kaisha Ltd ........................................ 5,951 313 0.05%
Knight-Swift Transportation Holdings Inc, Class A ...................... 13,854 2,985 0.47%
Kongsberg Gruppen ASA ......................................... 4,376 1,184 0.19%
Kyocera Corp .................................................. 117,715 6,135 0.96%
Lockheed Martin Corp ............................................ 1,743 3,106 0.49%
Makita Corp .................................................... 25,119 2,779 0.44%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrial (continued)
Masco Corp .................................................... 13,840 $ 4,275 0.67%
MINEBEA MITSUMI Inc .......................................... 7,344 561 0.09%
MISUMI Group Inc .............................................. 11,303 615 0.10%
Mitsui OSK Lines Ltd ............................................. 2,632 314 0.05%
MTU Aero Engines AG ........................................... 327 325 0.05%
Nibe Industrier AB, Class B ........................................ 126,974 2,444 0.38%
NIPPON EXPRESS HOLDINGS INC ................................ 13,785 2,750 0.43%
Northrop Grumman Corp ......................................... 3,442 6,453 1.01%
Old Dominion Freight Line Inc ..................................... 375 322 0.05%
Owens Corning ................................................. 4,868 3,180 0.50%
Republic Services Inc, Class A ..................................... 442 332 0.05%
ROCKWOOL A/S, Class B ........................................ 1,018 1,311 0.21%
RTX Corp ..................................................... 6,340 2,421 0.38%
Saab AB, Class B ............................................... 3,601 1,256 0.20%
Skanska AB, Class B ............................................ 15,659 1,093 0.17%
SKF AB, Class B ................................................ 30,180 2,415 0.38%
TE Connectivity Ltd .............................................. 4,209 2,394 0.38%
Waste Connections Inc ........................................... 6,050 4,075 0.64%
Waste Management Inc .......................................... 497 414 0.06%
Xylem Inc/NY ................................................... 2,973 1,505 0.24%
117,831
Technology
Applied Materials Inc ............................................. 3,579 2,891 0.45%
ASM International NV ............................................ 286 685 0.11%
ASML Holding NV ............................................... 252 953 0.15%
Atlassian Corp, Class A ........................................... 2,020 1,543 0.24%
BE Semiconductor Industries NV ................................... 3,760 2,257 0.35%
BILL Holdings Inc ............................................... 11,099 2,987 0.47%
Broadridge Financial Solutions, Inc. ................................. 4,835 3,879 0.61%
Constellation Software Inc/Can ..................................... 541 5,793 0.91%
Dynatrace Inc .................................................. 7,948 1,446 0.23%
Electronic Arts Inc ............................................... 4,405 2,289 0.36%
Fair Isaac Corp ................................................. 218 1,065 0.17%
Fortinet Inc .................................................... 1,224 327 0.05%
Jack Henry & Associates Inc ....................................... 617 420 0.07%
Lam Research Corp ............................................. 136 517 0.08%
Leidos Holdings, Inc. ............................................. 1,871 960 0.15%
Manhattan Associates Inc ......................................... 4,305 4,219 0.66%
Micron Technology Inc ........................................... 718 331 0.05%
Microsoft Corp .................................................. 390 642 0.10%
Monolithic Power Systems, Inc. .................................... 2,414 6,405 1.01%
MSCI, Inc., Class A .............................................. 584 1,282 0.20%
Nemetschek SE ................................................ 1,664 646 0.10%
Paycom Software, Inc. ........................................... 2,239 1,745 0.27%
QUALCOMM Inc ................................................ 5,895 3,908 0.61%
Samsara Inc, Class A ............................................ 12,153 1,799 0.28%
ServiceNow Inc ................................................. 344 1,027 0.16%
Tokyo Electron Ltd ............................................... 630 640 0.10%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Technology (continued)
UiPath Inc, Class A .............................................. 44,191 $ 3,923 0.62%
Zscaler, Inc. .................................................... 848 639 0.10%
55,218
Utilities
AES Corp. (The) ................................................ 77,922 5,472 0.86%
Canadian Utilities Ltd, Class A ..................................... 4,004 357 0.06%
CenterPoint Energy Inc ........................................... 2,969 331 0.05%
Centrica PLC ................................................... 552,921 3,492 0.55%
NRG Energy, Inc. ............................................... 1,285 341 0.05%
RWE AG ...................................................... 5,646 751 0.12%
Sembcorp Industries Ltd .......................................... 94,908 1,487 0.23%
United Utilities Group PLC ........................................ 7,082 361 0.06%
Xcel Energy Inc ................................................. 1,574 331 0.05%
12,923
Total ....................................................................... $ 637,532 100.00%
* The following table shows the individual positions and related values of the securities within the Goldman Sachs Custom
Global Short Equity Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Basic Materials
Agnico Eagle Mines Ltd .......................................... (5,601) $ (2,109) 0.21%
Anglo American PLC ............................................. (11,005) (1,712) 0.17%
Antofagasta PLC ................................................ (34,172) (5,554) 0.54%
Barrick Gold Corp ............................................... (52,739) (5,540) 0.54%
Ecolab Inc ..................................................... (375) (546) 0.05%
EMS-Chemie Holding AG ......................................... (293) (1,420) 0.14%
First Quantum Minerals Ltd ........................................ (56,833) (3,858) 0.38%
Freeport-McMoRan, Inc. .......................................... (2,884) (855) 0.08%
Givaudan SA ................................................... (66) (1,853) 0.18%
Ivanhoe Mines Ltd, Class A ........................................ (41,952) (3,161) 0.31%
Kinross Gold Corp ............................................... (18,178) (704) 0.07%
Lundin Mining Corp .............................................. (10,293) (665) 0.06%
Mitsubishi Chemical Group Corp ................................... (145,322) (5,571) 0.54%
Pan American Silver Corp ......................................... (12,246) (1,166) 0.11%
Pilbara Minerals Ltd ............................................. (204,323) (3,221) 0.31%
South32 Ltd. ................................................... (151,291) (1,868) 0.18%
Westlake Corp .................................................. (658) (635) 0.06%
(40,438)
Communications
Airbnb Inc, Class A .............................................. (2,450) (2,550) 0.25%
Bollore SE ..................................................... (19,252) (812) 0.08%
BT Group PLC, Class A ........................................... (61,004) (533) 0.05%
Delivery Hero SE, 144A .......................................... (31,750) (5,738) 0.56%
eBay Inc ...................................................... (24,137) (8,038) 0.78%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Communications (continued)
GEN Digital, Inc. ................................................ (17,786) $ (2,514) 0.25%
Grab Holdings Ltd., Class A ....................................... (27,492) (545) 0.05%
Hikari Tsushin Inc ............................................... (1,687) (1,993) 0.19%
Liberty Global Ltd ............................................... (27,812) (3,095) 0.30%
Liberty Media Corp-Liberty Formula One, Class C ...................... (11,746) (4,862) 0.47%
Liberty Media Corp-Liberty SiriusXM ................................ (8,220) (1,541) 0.15%
Netflix, Inc. ..................................................... (399) (1,527) 0.15%
Okta Inc ....................................................... (5,063) (3,342) 0.33%
Paramount Global, Class B ........................................ (7,977) (592) 0.06%
Pearson PLC ................................................... (53,747) (4,464) 0.43%
Prosus NV ..................................................... (2,721) (539) 0.05%
Rakuten Group Inc .............................................. (277,234) (9,896) 0.96%
Robinhood Markets Inc, Class A .................................... (17,216) (2,187) 0.21%
Sea Ltd, ADR ................................................... (3,313) (1,123) 0.11%
SEEK Ltd ...................................................... (6,070) (626) 0.06%
Snap Inc, Class A ............................................... (37,098) (2,687) 0.26%
Softbank Group Corp. ............................................ (12,775) (4,774) 0.47%
Swisscom AG .................................................. (2,093) (8,082) 0.79%
Telecom Italia Spa/Milano ......................................... (1,250,144) (1,918) 0.19%
T-Mobile US, Inc. ................................................ (504) (519) 0.05%
Trade Desk Inc/The, Class A ....................................... (3,722) (2,053) 0.20%
Vivendi SE ..................................................... (39,335) (2,708) 0.26%
Walt Disney Co/The ............................................. (695) (536) 0.05%
Warner Bros Discovery Inc ........................................ (191,066) (10,524) 1.02%
Zillow Group Inc, Class C ......................................... (17,667) (5,437) 0.53%
(95,755)
Consumer, Cyclical
Accor SA ...................................................... (1,756) (518) 0.05%
Air Canada .................................................... (5,839) (534) 0.05%
Autozone, Inc. .................................................. (486) (9,656) 0.94%
Caesars Entertainment Inc ........................................ (5,960) (1,645) 0.16%
CarMax Inc .................................................... (18,836) (10,353) 1.01%
Carnival Corp. .................................................. (7,804) (804) 0.08%
Cie Financiere Richemont SA, Class A ............................... (557) (537) 0.05%
Daiwa House Industry Co Ltd ...................................... (2,792) (522) 0.05%
Dollar General Corp ............................................. (9,186) (9,045) 0.88%
Dr Ing hc F Porsche AG, Class Preference, 144A ...................... (4,823) (3,034) 0.30%
Ferguson PLC .................................................. (6,175) (8,510) 0.83%
Lowe's Cos Inc ................................................. (6,328) (10,171) 0.99%
LVMH Moet Hennessy Louis Vuitt ................................... (91) (520) 0.05%
Moncler SpA ................................................... (1,118) (527) 0.05%
Nitori Holdings Co Ltd ............................................ (4,678) (4,452) 0.43%
NVR, Inc. ...................................................... (168) (8,567) 0.83%
Reece Ltd ..................................................... (10,465) (1,210) 0.12%
Renault SA .................................................... (1,653) (527) 0.05%
Restaurant Brands Internationa .................................... (13,342) (6,691) 0.65%
Rivian Automotive Inc, Class A ..................................... (39,238) (2,711) 0.26%
Royal Caribbean Cruises Ltd ...................................... (1,379) (1,209) 0.12%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Sekisui Chemical Co. Ltd. ......................................... (16,862) $ (1,552) 0.15%
Shimano Inc ................................................... (587) (554) 0.05%
Suzuki Motor Corp .............................................. (98,551) (7,072) 0.69%
Swatch Group AG (The) .......................................... (3,712) (5,444) 0.53%
Swatch Group AG/The ........................................... (1,850) (530) 0.05%
Volkswagen AG ................................................. (1,133) (1,093) 0.11%
Volvo Car AB, Class B ............................................ (106,615) (2,553) 0.25%
Walmart Inc .................................................... (3,385) (1,285) 0.12%
Zalando SE, 144A ............................................... (27,713) (5,004) 0.49%
(106,830)
Consumer, Non-cyclical
Abbott Laboratories .............................................. (1,353) (970) 0.10%
Aeon Co Ltd ................................................... (26,446) (3,952) 0.38%
Alcon Inc ...................................................... (18,743) (9,811) 0.95%
Alnylam Pharmaceuticals Inc ...................................... (3,287) (3,100) 0.30%
Altria Group, Inc. ................................................ (4,148) (1,142) 0.11%
Anheuser-Busch InBev SA/NV ..................................... (26,862) (10,337) 1.01%
Argenx SE ..................................................... (1,269) (3,167) 0.31%
Avantor Inc .................................................... (18,942) (3,056) 0.30%
Bachem Holding AG, Class B ...................................... (2,179) (1,319) 0.13%
Bayer AG ...................................................... (44,127) (8,551) 0.83%
Becton Dickinson & Co ........................................... (1,475) (2,303) 0.22%
Biogen, Inc. .................................................... (1,393) (1,895) 0.18%
Block, Inc. ..................................................... (992) (530) 0.05%
Bureau Veritas SA ............................................... (3,795) (732) 0.07%
Campbell Soup Co. .............................................. (16,885) (4,736) 0.46%
Carl Zeiss Meditec AG ........................................... (1,715) (1,354) 0.13%
Celsius Holdings Inc ............................................. (4,552) (2,382) 0.23%
Charles River Laboratories International Inc .......................... (6,086) (10,404) 1.01%
Chocoladefabriken Lindt & Spruengli AG ............................. (25) (1,886) 0.18%
Church & Dwight Co Inc .......................................... (3,663) (2,411) 0.24%
Cooper Cos., Inc. (The) ........................................... (1,311) (839) 0.08%
Corpay Inc ..................................................... (1,945) (3,786) 0.37%
CoStar Group Inc ............................................... (16,513) (10,065) 0.98%
Danaher Corp. .................................................. (3,916) (6,169) 0.60%
Davide Campari-Milano NV ....................................... (73,700) (4,679) 0.46%
DiaSorin SpA ................................................... (3,606) (2,200) 0.21%
Edwards Lifesciences Corp. ....................................... (878) (529) 0.05%
Eisai Co Ltd .................................................... (37,879) (9,842) 0.96%
Endeavour Group Ltd/Australia ..................................... (95,670) (2,170) 0.21%
Essilorluxottica SA ............................................... (2,388) (3,413) 0.33%
Exact Sciences Corp ............................................. (10,649) (4,640) 0.45%
Fresenius Medical Care AG ....................................... (2,141) (520) 0.05%
Fresenius SE & Co KGaA ......................................... (28,733) (4,896) 0.48%
FUJIFILM Holdings Corp .......................................... (38,462) (5,434) 0.53%
Grifols SA ..................................................... (35,683) (2,028) 0.20%
Haleon PLC .................................................... (240,059) (6,374) 0.62%
HCA Healthcare Inc .............................................. (251) (529) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Heineken Holding NV ............................................ (2,398) $ (1,223) 0.12%
Hikma Pharmaceuticals PLC ...................................... (15,752) (2,409) 0.23%
Hormel Foods Corp .............................................. (47,236) (10,398) 1.01%
Illumina Inc .................................................... (2,162) (1,873) 0.18%
Ipsen SA ...................................................... (1,770) (1,330) 0.13%
IQVIA Holdings, Inc. ............................................. (457) (730) 0.07%
Keurig Dr Pepper Inc ............................................. (53,022) (10,260) 1.00%
Kraft Heinz Co/The .............................................. (11,859) (2,761) 0.27%
Kyowa Kirin Co. Ltd. ............................................. (6,016) (681) 0.07%
L'Oreal SA ..................................................... (172) (515) 0.05%
McCormick & Co Inc/MD .......................................... (1,999) (969) 0.09%
Merck KGaA ................................................... (6,951) (7,750) 0.75%
Moderna Inc ................................................... (9,032) (6,072) 0.59%
Molson Coors Beverage Co, Class B ................................ (18,684) (7,928) 0.77%
Mondelez International Inc, Class A ................................. (2,225) (982) 0.10%
Novartis AG .................................................... (850) (520) 0.05%
Ocado Group PLC ............................................... (59,125) (2,145) 0.21%
Otsuka Holdings Co Ltd .......................................... (28,609) (7,481) 0.73%
Pernod Ricard SA ............................................... (4,397) (4,494) 0.44%
Procter & Gamble Co. (The) ....................................... (2,178) (2,229) 0.22%
RB Global Inc .................................................. (3,271) (1,573) 0.15%
Recordati Industria Chimica e ...................................... (2,140) (747) 0.07%
Remy Cointreau SA .............................................. (2,342) (1,492) 0.15%
Rentokil Initial PLC .............................................. (25,441) (956) 0.09%
Repligen Corp .................................................. (2,294) (2,662) 0.26%
Revvity Inc ..................................................... (2,694) (1,784) 0.17%
Roche Holding AG ............................................... (360) (613) 0.06%
Royalty Pharma PLC, Class A ..................................... (2,733) (524) 0.05%
Sartorius Stedim Biotech .......................................... (1,157) (2,085) 0.20%
Seven & i Holdings Co Ltd ........................................ (5,930) (544) 0.05%
Shionogi & Co. Ltd. .............................................. (15,567) (5,020) 0.49%
STERIS PLC ................................................... (3,789) (5,374) 0.52%
Takeda Pharmaceutical Co Ltd ..................................... (51,263) (8,984) 0.87%
Teleflex Inc .................................................... (1,406) (2,007) 0.20%
Terumo Corp ................................................... (12,487) (1,437) 0.14%
Toast Inc, Class A ............................................... (57,517) (9,043) 0.88%
TransUnion .................................................... (20,594) (10,369) 1.01%
Transurban Group ............................................... (10,915) (598) 0.06%
UCB SA ....................................................... (7,263) (5,663) 0.55%
U-Haul Holding Co, Class B ....................................... (2,514) (1,058) 0.10%
Viatris Inc ...................................................... (17,956) (1,353) 0.13%
Waters Corp ................................................... (368) (799) 0.08%
Wise PLC, Class A .............................................. (26,297) (1,946) 0.19%
Worldline SA/France, 144A ........................................ (6,761) (529) 0.05%
(282,061)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Energy
AltaGas Ltd, Class Common Subs. Receipt ........................... (3,801) $ (530) 0.05%
Cenovus Energy Inc ............................................. (68,751) (8,680) 0.84%
Chesapeake Energy Corp ......................................... (3,893) (2,182) 0.21%
Enbridge Inc ................................................... (23,315) (5,321) 0.52%
EQT Corp ..................................................... (4,689) (1,097) 0.11%
Exxon Mobil Corp ............................................... (713) (523) 0.05%
First Solar Inc .................................................. (830) (884) 0.09%
Galp Energia SGPS SA ........................................... (41,880) (4,372) 0.42%
Kinder Morgan Inc ............................................... (89,834) (10,395) 1.01%
Occidental Petroleum Corp. ....................................... (8,600) (3,526) 0.34%
Phillips 66 ..................................................... (1,220) (1,257) 0.12%
Santos Ltd ..................................................... (193,386) (6,169) 0.60%
Teck Resources Ltd., Class B ...................................... (24,824) (7,175) 0.70%
Valero Energy Corp .............................................. (7,810) (8,411) 0.82%
Williams Cos., Inc. (The) .......................................... (42,304) (10,402) 1.01%
(70,924)
Financial
Admiral Group PLC .............................................. (8,287) (1,874) 0.18%
AIB Group PLC ................................................. (16,837) (540) 0.05%
AvalonBay Communities, Inc. ...................................... (8,880) (10,397) 1.01%
Banco Santander SA ............................................. (27,646) (852) 0.08%
Banque Cantonale Vaudoise ...................................... (1,133) (832) 0.08%
CaixaBank SA .................................................. (17,624) (540) 0.05%
Charles Schwab Corp/The ........................................ (1,503) (686) 0.07%
Citigroup Inc ................................................... (1,862) (743) 0.07%
Coinbase Global Inc, Class A ...................................... (1,179) (1,971) 0.19%
Commerzbank AG ............................................... (13,844) (1,201) 0.12%
Commonwealth Bank of Australia ................................... (1,168) (578) 0.06%
Concordia Financial Group Ltd ..................................... (37,715) (1,194) 0.12%
Deutsche Bank AG .............................................. (7,687) (764) 0.08%
Equity Residential ............................................... (1,401) (558) 0.05%
Essex Property Trust Inc .......................................... (6,746) (10,420) 1.01%
Eurazeo SE .................................................... (2,678) (1,483) 0.14%
Extra Space Storage Inc .......................................... (11,486) (10,653) 1.04%
Gaming and Leisure Properties .................................... (15,455) (4,492) 0.44%
Hang Seng Bank Ltd ............................................. (38,649) (2,669) 0.26%
Helvetia Holding AG ............................................. (1,575) (1,371) 0.13%
Intercontinental Exchange, Inc. ..................................... (3,490) (3,026) 0.30%
Iron Mountain Inc ............................................... (20,660) (10,455) 1.02%
Japan Post Insurance Co Ltd ...................................... (18,664) (2,249) 0.22%
KKR & Co Inc, Class Miscellaneous ................................. (838) (532) 0.05%
Klepierre SA ................................................... (3,192) (522) 0.05%
Leg Immobilien Se .............................................. (4,113) (2,231) 0.22%
Mediobanca Banca di Credito Finanziario SpA ........................ (64,823) (6,102) 0.59%
MS&AD Insurance Group Holdings, Inc. ............................. (41,499) (4,611) 0.45%
National Bank of Canada ......................................... (2,967) (1,578) 0.15%
ProLogis, Inc. .................................................. (1,245) (1,023) 0.10%
Realty Income Corp ............................................. (1,580) (539) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Financial (continued)
SBI Holdings Inc ................................................ (5,062) $ (835) 0.08%
Sumitomo Realty & Development Co Ltd ............................. (8,004) (1,874) 0.18%
Swiss Prime Site AG ............................................. (1,893) (1,128) 0.11%
Swiss Re AG ................................................... (7,769) (6,309) 0.61%
T Rowe Price Group Inc .......................................... (13,511) (10,393) 1.01%
Talanx AG ..................................................... (3,031) (1,517) 0.15%
UBS Group AG ................................................. (3,949) (767) 0.08%
Vicinity Ltd ..................................................... (227,941) (1,999) 0.20%
Vonovia SE .................................................... (42,027) (7,849) 0.76%
Warehouses De Pauw CVA ....................................... (3,079) (555) 0.05%
Washington H Soul Pattinson & Co Ltd .............................. (3,689) (510) 0.05%
Weyerhaeuser Co, Class REIT ..................................... (2,337) (529) 0.05%
Wharf Real Estate Investment Co. Ltd. .............................. (101,928) (2,091) 0.20%
WP Carey Inc .................................................. (13,184) (4,695) 0.46%
(127,737)
Industrial
Acciona SA .................................................... (3,005) (2,311) 0.22%
ACS Actividades de Construccion y Servicios SA ...................... (13,614) (3,598) 0.35%
Aeroports de Paris SA ............................................ (1,925) (1,667) 0.16%
Alstom SA ..................................................... (45,542) (4,386) 0.43%
Axon Enterprise Inc .............................................. (5,123) (10,113) 0.98%
Ball Corp ...................................................... (24,300) (10,328) 1.00%
Bouygues SA ................................................... (5,452) (1,406) 0.14%
Brother Industries Ltd ............................................ (12,912) (1,507) 0.15%
CAE Inc ....................................................... (4,005) (522) 0.05%
Canadian Pacific Kansas City Ltd. .................................. (1,925) (1,072) 0.10%
Cellnex Telecom SA, 144A ........................................ (27,252) (6,087) 0.59%
Central Japan Railway Co. ........................................ (13,980) (2,187) 0.21%
CK Infrastructure Holdings Ltd ..................................... (14,948) (552) 0.05%
Getlink SE ..................................................... (4,736) (509) 0.05%
GFL Environmental Inc ........................................... (4,750) (1,034) 0.10%
Hankyu Hanshin Holdings Inc ...................................... (9,871) (1,783) 0.17%
Heidelberg Materials AG .......................................... (6,753) (4,692) 0.46%
Knorr-Bremse AG ............................................... (1,196) (571) 0.06%
Kuehne + Nagel International A .................................... (2,294) (4,032) 0.39%
Leonardo SpA .................................................. (4,845) (769) 0.07%
Martin Marietta Materials, Inc. ...................................... (2,672) (10,349) 1.01%
Metso Oyj ..................................................... (34,660) (2,600) 0.25%
Mitsubishi Electric Corp ........................................... (12,040) (1,266) 0.12%
Mitsubishi Heavy Industries Lt ..................................... (10,845) (617) 0.06%
Obayashi Corp. ................................................. (27,706) (2,072) 0.20%
Odakyu Electric Railway Co Ltd .................................... (19,599) (1,701) 0.17%
Prysmian SpA .................................................. (1,561) (515) 0.05%
Sartorius AG ................................................... (1,154) (2,900) 0.28%
Schindler Holding AG ............................................ (511) (788) 0.08%
Siemens Energy AG ............................................. (43,759) (5,072) 0.49%
Sika AG ....................................................... (274) (516) 0.05%
Teledyne Technologies Inc ........................................ (3,827) (10,365) 1.01%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrial (continued)
Tenaris SA ..................................................... (12,008) $ (1,499) 0.15%
Tokyu Corp .................................................... (7,769) (596) 0.06%
Toro Co. (The) .................................................. (9,753) (5,639) 0.55%
TransDigm Group Inc ............................................ (633) (4,917) 0.48%
Trimble, Inc. .................................................... (4,934) (2,004) 0.20%
West Japan Railway Co .......................................... (33,581) (4,411) 0.43%
(116,953)
Technology
Advanced Micro Devices, Inc. ...................................... (1,181) (1,345) 0.13%
Advantest Corp ................................................. (6,946) (1,939) 0.19%
ANSYS, Inc. ................................................... (4,651) (10,188) 0.99%
Aspen Technology Inc ............................................ (773) (1,040) 0.10%
Autodesk, Inc. .................................................. (4,225) (6,941) 0.67%
Bentley Systems Inc, Class B ...................................... (26,010) (8,570) 0.83%
Capcom Co Ltd ................................................. (56,528) (6,661) 0.65%
Capgemini SE .................................................. (1,038) (1,510) 0.15%
Ceridian Hcm Holding, Inc. ........................................ (6,881) (2,875) 0.28%
CGI Inc, Class A ................................................ (7,366) (5,132) 0.50%
Fujitsu Ltd ..................................................... (4,990) (503) 0.05%
Hewlett Packard Enterprise Co ..................................... (92,791) (10,380) 1.01%
HP, Inc. ....................................................... (6,903) (1,316) 0.13%
Infineon Technologies AG ......................................... (19,037) (4,089) 0.40%
Lasertec Corp .................................................. (1,877) (3,360) 0.33%
Lattice Semiconductor Corp ....................................... (1,068) (527) 0.05%
Microchip Technology Inc ......................................... (2,923) (1,655) 0.16%
NEC Corp ..................................................... (7,686) (3,530) 0.34%
Netapp, Inc. .................................................... (4,511) (2,988) 0.29%
Nexon Co Ltd .................................................. (7,427) (777) 0.08%
NTT Data Group Corp ............................................ (39,948) (3,989) 0.39%
Oracle Corp .................................................... (10,514) (8,332) 0.81%
Ricoh Co Ltd ................................................... (53,981) (3,020) 0.29%
ROBLOX Corp, Class A .......................................... (2,235) (538) 0.05%
Seiko Epson Corp ............................................... (34,133) (3,750) 0.36%
Synopsys, Inc. .................................................. (2,765) (9,971) 0.97%
Take-Two Interactive Software,Inc. .................................. (11,061) (10,363) 1.01%
Temenos AG ................................................... (4,451) (2,010) 0.20%
Texas Instruments, Inc. ........................................... (4,301) (4,728) 0.46%
Unity Software Inc ............................................... (4,956) (835) 0.08%
Veeva Systems, Inc., Class A ...................................... (357) (522) 0.05%
Xero Ltd ....................................................... (10,924) (5,995) 0.58%
Zebra Technologies Corp, Class A .................................. (4,112) (7,821) 0.76%
Zoom Video Communications, Inc., Class A ........................... (5,171) (2,133) 0.21%
(139,333)
Utilities
BKW AG ...................................................... (544) (528) 0.05%
Brookfield Renewable Corp, Class A ................................ (6,486) (1,005) 0.10%
Chubu Electric Power Co Inc ...................................... (6,260) (515) 0.05%
CLP Holdings Ltd ............................................... (65,900) (3,313) 0.32%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Utilities (continued)
Dominion Energy Inc ............................................. (23,473) $ (7,285) 0.71%
EDP - Energias de Portugal SA .................................... (106,037) (2,609) 0.26%
EDP Renovaveis SA ............................................. (23,223) (1,986) 0.19%
Elia Group SA/NV ............................................... (1,662) (1,133) 0.11%
Endesa SA ..................................................... (9,100) (1,065) 0.11%
Essential Utilities Inc ............................................. (11,594) (2,710) 0.26%
Hong Kong & China Gas Co Ltd .................................... (346,652) (1,657) 0.16%
Hydro One Ltd., 144A ............................................ (2,907) (535) 0.05%
Iberdrola SA .................................................... (11,614) (910) 0.09%
Kansai Electric Power Co Inc/T .................................... (83,951) (7,523) 0.73%
Meridian Energy Ltd ............................................. (25,795) (575) 0.06%
Northland Power Inc ............................................. (5,269) (544) 0.05%
Osaka Gas Co Ltd ............................................... (4,179) (592) 0.06%
PG&E Corp. .................................................... (8,019) (848) 0.08%
Power Assets Holdings Ltd ........................................ (19,107) (706) 0.07%
Public Service Enterprise Group Inc ................................. (1,289) (543) 0.05%
Redeia Corp SA ................................................ (6,835) (736) 0.07%
Southern Co. (The) .............................................. (17,283) (7,823) 0.76%
Terna - Rete Elettrica Naziona ..................................... (11,948) (624) 0.06%
Verbund AG .................................................... (4,265) (1,969) 0.19%
Vistra Corp .................................................... (1,774) (779) 0.08%
(48,513)
Total ....................................................................... $ (1,028,544) 100.00%